Document And Entity Information	Jun. 13, 2023
Document Information [Line Items]
Entity, Registrant Name	BIO-key International, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 13, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-13463
Entity, Tax Identification Number	41-1741861
Entity, Address, Address Line One	3349 Highway 138, Building A, Suite E
Entity, Address, City or Town	Wall
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07719
City Area Code	732
Local Phone Number	359-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BKYI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001019034